Stockholders’ (Deficit) Equity and Stock-Based Compensation - Shares reserved for issuance (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Shares reserved for issuance (in shares)	83,554,725	107,449,504
Shares available for grant – 2014 Equity Incentive Plan
Class of Stock [Line Items]
Shares reserved for issuance (in shares)	0	14,301,980
Shares available for grant – 2021 Equity Incentive Plan
Class of Stock [Line Items]
Shares reserved for issuance (in shares)	14,357,382	0
Shares available for purchase - 2021 ESPP Plan
Class of Stock [Line Items]
Shares reserved for issuance (in shares)	3,715,944	0
Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Shares reserved for issuance (in shares)	0	76,493,917
Outstanding Public Warrants
Class of Stock [Line Items]
Shares reserved for issuance (in shares)	8,621,440	0
Outstanding Private Warrants
Class of Stock [Line Items]
Shares reserved for issuance (in shares)	5,933,333	0
Preferred Stock Warrants
Class of Stock [Line Items]
Shares reserved for issuance (in shares)	0	190,210
Common stock warrants
Class of Stock [Line Items]
Shares reserved for issuance (in shares)	9,773,835	10,156,090
Options and RSUs outstanding
Class of Stock [Line Items]
Shares reserved for issuance (in shares)	41,152,791	6,307,307